Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
AEON 2013 Stock Incentive Plan
Share-based Compensation
Schedule of stock option activity

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	10,516,525	$1.51
Options granted	—	—
Options forfeited	(821,635)	1.23
Outstanding, December 31, 2022	9,694,890	1.53
Exercisable, December 31, 2022	9,694,890	$1.53

Outstanding, January 1, 2023	9,694,890	$1.53
Options granted	—	—
Options forfeited	—	—
Options cancelled in connection with Merger	(9,694,890)	1.53
Outstanding, July 21, 2023	—	—
Exercisable, July 21, 2023	—	$—

	December 31
	2022		2021
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Shares	Price	Shares	Price
Outstanding, beginning of period	10,516,525	$1.51	10,516,525	$1.51
Options granted			—	—
Options forfeited	(821,635)	$1.23	—	—
Outstanding, end of period	9,694,890	$1.53	10,516,525	$1.51
Exercisable, end of period	9,694,890	$1.53	10,516,525	$1.51

ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation
Schedule of stock option activity

		Weighted
		Average
	Number of	Exercise
	Shares	Price
Predecessor
Outstanding, January 1, 2022	38,172	$986.36
Options granted	16,437	898.58
Options forfeited	(9,075)	965.92
Outstanding, December 31, 2022	45,534	958.75
Exercisable, December 31, 2022	23,155	$958.86

Outstanding, January 1, 2023	45,534	$958.75
Options granted	—	—
Options forfeited	(404)	1,021.98
Outstanding, July 21, 2023	45,130	959.06
Exercisable, July 21, 2023	30,968	$956.64

Successor	—	—
Outstanding, July 22, 2023 (converted)	3,515,219	$10.00
Options granted	—	—
Options forfeited	—	—
Outstanding, September 30, 2023	3,515,219	10.00
Exercisable, September 30, 2023	2,600,009	$10.00

	December 31
	2022		2021
		Weighted
		Average		Weighted
	Number of	Exercise	Number of	Average
	Shares	Price	Shares	Exercise Price
Outstanding, beginning of period	38,172	$986.36	27,555	$929.08
Options granted	16,437	898.58	13,192	1,089.41
Options forfeited	9,075	965.92	2,575	901.40
Outstanding, end of period	45,534	$958.75	38,172	$986.36
Exercisable, end of period	23,155	$958.56	13,061	$942.69

Schedule of assumptions used in estimating the fair value of stock options

Nine Months Ended
September 30,
	2023	2022
Expected volatility	39% – 58%	47% – 61%
Risk-free interest rate	4.1% – 4.4%	1.87% – 3.92%
Expected life (in years)	3.00-6.25	5.75 – 6.25
Expected dividend yield	—	—

December 31,
	2022	2021
Expected volatility	47% – 61%	56% – 60%
Risk-free interest rate	1.87% – 3.92%	0.79% – 1.33%
Expected life (in years)	5.75 – 6.25	5.30 – 6.25
Expected dividend yield	—	—